                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-00229

                           SELIGMAN GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN GROWTH FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

SELIGMAN GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   21

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   32

Approval of Investment Management
  Services Agreement...............   47

Proxy Voting.......................   50




--------------------------------------------------------------------------------
2  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Growth Fund (the Fund) Class A shares fell 7.13% (excluding sales charge) for the six-month period ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, which decreased 7.65% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Growth Funds Index, which declined 8.68% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Seligman Growth Fund
  Class A (excluding
  sales charge)              -7.13%   +13.88%   -7.97%   -0.41%   -6.21%
-------------------------------------------------------------------------
Russell 1000 Growth
  Index(1) (unmanaged)       -7.65%   +13.62%   -6.91%   +0.38%   -5.14%
-------------------------------------------------------------------------
Lipper Large Cap Growth
  Funds Index(2)
  (unmanaged)                -8.68%   +12.59%   -7.49%   -0.56%   -5.39%
-------------------------------------------------------------------------
Lipper Large-Cap Growth
  Funds Average(3)
  (unmanaged)                -8.67%   +11.30%   -7.90%   -0.53%   -4.09%
-------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(3) The Lipper Large-Cap Growth Funds Average (the Lipper Average) is an unmanaged benchmark that is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE large-cap floor ($9.1 billion as of December 31, 2008). The Lipper Average returns include net reinvested dividends.*
* On Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Fund's secondary benchmarks in line with the practice of the other funds in the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/1/37)                   -7.13%   +13.88%   -7.97%   -0.41%   -6.21%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                  -7.21%   +12.98%   -8.63%   -1.11%   -6.91%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -7.21%   +12.98%   -8.63%   -1.11%   -6.92%       N/A
-------------------------------------------------------------------------------------
Class I (inception
  8/03/09)                  -6.89%      N/A      N/A      N/A      N/A      +3.56%*
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  -7.25%   +13.46%   -8.29%   -0.69%     N/A      +3.06%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/03/09)                  -7.23%      N/A      N/A      N/A      N/A      +3.06%*
-------------------------------------------------------------------------------------
Class R4 (inception
  8/03/09)                  -7.13%      N/A      N/A      N/A      N/A      +3.23%*
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 -6.89%   +14.42%   -7.63%   +0.02%     N/A      -1.35%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/1/37)                  -12.50%    +7.41%   -9.79%   -1.61%   -6.76%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 -11.85%    +7.98%   -9.55%   -1.51%   -6.91%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  -8.14%   +11.98%   -8.63%   -1.11%   -6.92%       N/A
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     13.2%
------------------------------------------------
Consumer Staples                            8.4%
------------------------------------------------
Energy                                      7.9%
------------------------------------------------
Financials                                  6.7%
------------------------------------------------
Health Care                                13.8%
------------------------------------------------
Industrials                                11.2%
------------------------------------------------
Information Technology                     32.3%
------------------------------------------------
Materials                                   2.7%
------------------------------------------------
Telecommunication Services                  1.8%
------------------------------------------------
Other(2)                                    2.0%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                 5.1%
------------------------------------------------
Cisco Systems, Inc.                         2.9%
------------------------------------------------
Google, Inc., Class A                       2.6%
------------------------------------------------
EMC Corp.                                   2.4%
------------------------------------------------
Hewlett-Packard Co.                         2.2%
------------------------------------------------
Philip Morris International, Inc.           2.0%
------------------------------------------------
Oracle Corp.                                2.0%
------------------------------------------------
IBM Corp.                                   2.0%
------------------------------------------------
Target Corp.                                1.9%
------------------------------------------------
Thermo Fisher Scientific, Inc.              1.6%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  928.70        $5.79          1.21%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.79        $6.06          1.21%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.90        $9.46          1.98%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.98        $9.89          1.98%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.90        $9.42          1.97%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.03        $9.84          1.97%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  931.10        $3.50           .73%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.17        $3.66           .73%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.50        $7.36          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.16        $7.70          1.54%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.70        $6.07          1.27%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.50        $6.36          1.27%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  928.70        $4.93          1.03%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.69        $5.16          1.03%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  931.10        $3.73           .78%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.93        $3.91           .78%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -7.13% for Class A, -7.21% for Class B, -7.21% for Class C, -6.89% for Class I, -7.25% for Class R2, -7.23% for Class R3, -7.13% for Class R4 and -6.89% for Class R5.


--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Goodrich Corp.                                          137,498(d)         $9,109,243
Precision Castparts Corp.                                98,400(d)         10,127,328
United Technologies Corp.                               318,400            20,667,344
                                                                      ---------------
Total                                                                      39,903,915
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., Class B                    167,800             9,546,142
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Autoliv, Inc.                                           282,200(b,c,d)     13,503,270
-------------------------------------------------------------------------------------

BEVERAGES (1.8%)
Dr Pepper Snapple Group, Inc.                           294,600            11,015,094
PepsiCo, Inc.                                           243,500(d)         14,841,325
                                                                      ---------------
Total                                                                      25,856,419
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alexion Pharmaceuticals, Inc.                           208,700(b,d)       10,683,353
Celgene Corp.                                           349,500(b)         17,761,590
                                                                      ---------------
Total                                                                      28,444,943
-------------------------------------------------------------------------------------

CHEMICALS (0.4%)
Celanese Corp., Series A                                206,600             5,146,406
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Fifth Third Bancorp                                     970,200            11,923,758
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Republic Services, Inc.                                 319,900             9,510,627
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.9%)
Cisco Systems, Inc.                                   1,905,381(b)         40,603,669
QUALCOMM, Inc.                                          488,100            16,029,204
                                                                      ---------------
Total                                                                      56,632,873
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.2%)
Apple, Inc.                                             291,059(b)         73,210,071
EMC Corp.                                             1,862,200(b)         34,078,260
Hewlett-Packard Co.                                     731,714            31,668,582
Teradata Corp.                                          346,900(b)         10,573,512
                                                                      ---------------
Total                                                                     149,530,425
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.1%)
American Express Co.                                    511,900            20,322,430
Capital One Financial Corp.                             242,434(d)          9,770,090
                                                                      ---------------
Total                                                                      30,092,520
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Packaging Corp. of America                              343,400             7,561,668
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Coinstar, Inc.                                          167,630(b,d)        7,203,061
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
IntercontinentalExchange, Inc.                          107,700(b,d)       12,173,331
JPMorgan Chase & Co.                                    376,200            13,772,682
                                                                      ---------------
Total                                                                      25,946,013
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Tyco Electronics Ltd.                                   527,100(c,d)       13,377,798
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.4%)
Halliburton Co.                                         612,100            15,027,055
Schlumberger Ltd.                                       344,700(d)         19,075,698
                                                                      ---------------
Total                                                                      34,102,753
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (2.0%)
Wal-Mart Stores, Inc.                                   453,400           $21,794,938
Whole Foods Market, Inc.                                207,200(b,d)        7,463,344
                                                                      ---------------
Total                                                                      29,258,282
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Mead Johnson Nutrition Co.                              160,000             8,019,200
The Hershey Co.                                         223,900            10,731,527
                                                                      ---------------
Total                                                                      18,750,727
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
CareFusion Corp.                                        576,600(b)         13,088,820
CR Bard, Inc.                                           169,800            13,164,594
Edwards Lifesciences Corp.                              287,500(b,d)       16,105,750
Hospira, Inc.                                           287,300(b,d)       16,505,385
                                                                      ---------------
Total                                                                      58,864,549
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Cardinal Health, Inc.                                   607,400            20,414,714
UnitedHealth Group, Inc.                                540,400            15,347,360
Universal Health Services, Inc., Class B                257,800             9,835,070
                                                                      ---------------
Total                                                                      45,597,144
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Las Vegas Sands Corp.                                   457,300(b,d)       10,124,622
Starbucks Corp.                                         619,800            15,061,140
                                                                      ---------------
Total                                                                      25,185,762
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
The Procter & Gamble Co.                                199,700            11,978,006
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                                  109,687(d)          8,664,176
General Electric Co.                                    754,500            10,879,890
Tyco International Ltd.                                 557,700(c,d)       19,647,771
                                                                      ---------------
Total                                                                      39,191,837
-------------------------------------------------------------------------------------

INSURANCE (2.0%)
Prudential Financial, Inc.                              343,023            18,406,614
Unum Group                                              498,700(d)         10,821,790
                                                                      ---------------
Total                                                                      29,228,404
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Amazon.com, Inc.                                        116,000(b,d)       12,674,160
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Akamai Technologies, Inc.                               262,200(b)         10,637,454
Google, Inc., Class A                                    82,709(b)         36,801,369
SAVVIS, Inc.                                            930,042(b,d)       13,718,120
                                                                      ---------------
Total                                                                      61,156,943
-------------------------------------------------------------------------------------

IT SERVICES (3.8%)
Cognizant Technology Solutions Corp., Class A           324,675(b,d)       16,253,231
IBM Corp.                                               225,800            27,881,783
Mastercard, Inc., Class A                                56,247(d)         11,222,964
                                                                      ---------------
Total                                                                      55,357,978
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.6%)
Thermo Fisher Scientific, Inc.                          474,000(b)         23,249,700
-------------------------------------------------------------------------------------

MACHINERY (3.6%)
Cummins, Inc.                                           185,900(d)         12,107,667
Dover Corp.                                             175,200             7,321,608
Flowserve Corp.                                         117,600             9,972,480
Illinois Tool Works, Inc.                               264,500(d)         10,918,560
Ingersoll-Rand PLC                                      343,700(c,d)       11,854,213
                                                                      ---------------
Total                                                                      52,174,528
-------------------------------------------------------------------------------------

MEDIA (2.3%)
DISH Network Corp., Class A                             602,100            10,928,115
Time Warner Cable, Inc.                                 247,300            12,879,384
Viacom, Inc., Class B                                   313,200             9,825,084
                                                                      ---------------
Total                                                                      33,632,583
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (1.8%)
Allegheny Technologies, Inc.                            244,000(d)        $10,782,360
Barrick Gold Corp.                                      348,751(c,d)       15,836,783
                                                                      ---------------
Total                                                                      26,619,143
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.5%)
Dollar General Corp.                                    330,724(b,d)        9,111,446
Target Corp.                                            559,671            27,519,023
                                                                      ---------------
Total                                                                      36,630,469
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.5%)
Apache Corp.                                            161,826(d)         13,624,131
Chevron Corp.                                           278,900            18,926,154
ConocoPhillips                                          232,600            11,418,334
Continental Resources, Inc.                             196,600(b)          8,772,292
EOG Resources, Inc.                                     118,200(d)         11,627,334
Kinder Morgan Management LLC                                 --(b,e)               24
Occidental Petroleum Corp.                              209,100            16,132,065
                                                                      ---------------
Total                                                                      80,500,334
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
The Estee Lauder Companies, Inc., Class A               145,200             8,091,996
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.1%)
Abbott Laboratories                                     163,600             7,653,208
Allergan, Inc.                                          257,800            15,019,428
Medicis Pharmaceutical Corp., Class A                   487,500(d)         10,666,500
Mylan, Inc.                                             644,100(b,d)       10,975,464
                                                                      ---------------
Total                                                                      44,314,600
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Union Pacific Corp.                                     188,218            13,083,033
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Intel Corp.                                             743,075            14,452,809
Netlogic Microsystems, Inc.                             315,400(b,d)        8,578,880
Texas Instruments, Inc.                                 654,600            15,239,088
Varian Semiconductor Equipment Associates,
 Inc.                                                   266,900(b)          7,649,354
                                                                      ---------------
Total                                                                      45,920,131
-------------------------------------------------------------------------------------

SOFTWARE (6.0%)
Autodesk, Inc.                                          419,800(b)         10,226,328
Microsoft Corp.                                         969,900            22,317,399
Nintendo Co., Ltd., ADR                                 227,800(c)          8,491,245
Oracle Corp.                                          1,313,957            28,197,518
Rovi Corp.                                              308,073(b,d)       11,679,047
Salesforce.com, Inc.                                     81,200(b,d)        6,968,584
                                                                      ---------------
Total                                                                      87,880,121
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Dick's Sporting Goods, Inc.                             325,300(b)          8,096,717
GameStop Corp., Class A                                 507,300(b,d)        9,532,167
Lowe's Companies, Inc.                                  780,100            15,929,642
Ltd. Brands, Inc.                                       264,100             5,828,687
TJX Companies, Inc.                                     368,500(d)         15,458,575
                                                                      ---------------
Total                                                                      54,845,788
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Lululemon Athletica, Inc.                               206,700(b,c,d)      7,693,374
-------------------------------------------------------------------------------------

TOBACCO (2.0%)
Philip Morris International, Inc.                       622,375            28,529,670
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp., Class A                           206,400(b,d)       $9,184,800
Millicom International Cellular SA                       91,500(c)          7,417,905
NII Holdings, Inc.                                      285,600(b)          9,287,712
                                                                      ---------------
Total                                                                      25,890,417
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,446,572,333)                                                 $1,424,582,270
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             29,155,121(f)        $29,155,121
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $29,155,121)                                                       $29,155,121
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.8%)
Antalis US Funding Corp.
 07-06-10                            0.360%          $2,999,760            $2,999,760
Grampian Funding LLC
 07-27-10                            0.380            4,998,470             4,998,470
Rheingold Securitization
 07-13-10                            0.500            4,995,695             4,995,695
 07-26-10                            0.560            4,997,822             4,997,822
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            9,995,333             9,995,333
Scaldis Capital LLC
 07-01-10                            0.410            4,998,406             4,998,406
 07-12-10                            0.410            4,998,178             4,998,178
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      39,983,508
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (14.7%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670            4,991,454             4,991,454
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.470            4,998,042             4,998,042
Banque Federative du Credit Mutuel
 07-07-10                            0.405            2,497,443             2,497,443
Barclays Bank PLC
 08-31-10                            0.447           15,000,000            15,000,000
BNP Paribas
 10-15-10                            0.420            5,000,000             5,000,000
Caisse des Depots
 07-26-10                            0.400            9,993,005             9,993,005
Credit Agricole
 10-12-10                            0.420           16,000,000            16,000,000
Credit Industrial et Commercial
 07-01-10                            0.400            8,000,000             8,000,000
Credit Industrial et Commercial
 08-18-10                            0.680            5,000,000             5,000,000
Deutsche Bank AG
 12-06-10                            0.531           10,000,000            10,000,000
Dexia Bank SA
 07-06-10                            0.650            7,000,062             7,000,062
DZ Bank AG
 07-07-10                            0.510            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-06-10                            0.500            4,999,514             4,999,514
 07-07-10                            0.500            7,499,271             7,499,271
Hong Kong Shanghai Bank Corp., Ltd.
 07-01-10                            0.325           10,000,000            10,000,000
Macquarie Bank Ltd.
 07-06-10                            0.450            9,999,125             9,999,125
Natixis
 07-01-10                            0.360            4,996,852             4,996,852
Nederlandse Waterschapsbank NV
 07-13-10                            0.485            4,995,894             4,995,894
Overseas Chinese Banking Corp.
 09-29-10                            0.590           10,000,000            10,000,000
Rabobank Group
 10-27-10                            0.397            3,000,000             3,000,000
Raiffeisen Zentralbank Oesterreich
 07-06-10                            0.520            9,998,989             9,998,989


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Royal Bank of Scotland
 08-16-10                            0.540%         $10,000,000           $10,000,000
Societe Generale
 09-01-10                            0.655            9,000,000             9,000,000
Unicredit BK AG
 07-02-10                            0.400            5,000,000             5,000,000
 07-12-10                            0.420           15,000,000            15,000,000
Westpack Banking Corp.
 11-04-10                            0.391           15,000,000            15,000,000
                                                                      ---------------
Total                                                                     212,969,651
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
Toyota Motor Credit Corp.
 08-23-10                            0.531            7,988,576             7,988,576
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (4.4%)(g)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,014                         0.050           10,000,000            10,000,000
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $15,000,038                         0.090           15,000,000            15,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $7,291,110                          0.030            7,291,104             7,291,104
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,021                          0.150            5,000,000             5,000,000
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $15,005,375                         0.430           15,000,000            15,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $11,003,300                         0.360           11,000,000            11,000,000
                                                                      ---------------
Total                                                                      63,291,104
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $324,232,839)                                                     $324,232,839
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,799,960,293)(h)                                              $1,777,970,230
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


     ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.74% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e)  Represents fractional shares.


--------------------------------------------------------------------------------
14  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(f) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.050%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $7,072,603
Freddie Mac Gold Pool                             1,540,817
Freddie Mac Non Gold Pool                         1,586,580
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------


CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                           $18,239
Fannie Mae Interest Strip                           188,662
Fannie Mae Pool                                   3,030,683
Fannie Mae Principal Strip                            3,079
Fannie Mae REMICS                                 2,185,908
Federal Farm Credit Bank                            957,381
Federal Home Loan Banks                           1,316,492
Federal Home Loan Mortgage Corp                     944,025
Federal National Mortgage Association               464,840
FHLMC Structured Pass Through Securities            444,135
Freddie Mac Discount Notes                           68,530
Freddie Mac Gold Pool                               235,601
Freddie Mac Non Gold Pool                           926,790
Freddie Mac Reference REMIC                          16,123
Freddie Mac REMICS                                  244,153
Freddie Mac Strips                                  261,366
Ginnie Mae I Pool                                 1,268,815
Ginnie Mae II Pool                                1,053,804
GNMA Callable Pass Through Securities                20,426
Government National Mortgage Association            489,270
United States Treasury Inflation Indexed
  Bonds                                             111,597
United States Treasury Note/Bond                    149,557
United States Treasury Strip Coupon                 794,864
United States Treasury Strip Principal              105,661
-----------------------------------------------------------
Total market value of collateral securities     $15,300,001
-----------------------------------------------------------




--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,301,195
Government National Mortgage Association          6,135,731
-----------------------------------------------------------
Total market value of collateral securities      $7,436,926
-----------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Federal Farm Credit Bank                           $148,352
Federal Home Loan Bank Discount Notes             1,525,879
Federal Home Loan Banks                             775,066
Federal Home Loan Mortgage Corp                     131,928
Ginnie Mae II Pool                                  346,953
United States Treasury Note/Bond                  2,171,822
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Access Group Inc                                   $301,617
American Express Credit Account Master Trust        261,081
Banc of America Large Loan Inc                      188,020
Brazos Higher Education Authority                    95,973
Capital Auto Receivables Asset Trust                176,274
Capital One Multi-Asset Execution Trust              99,021
Chase Issuance Trust                                125,291
Citibank Credit Card Issuance Trust                 650,553
Citigroup Commercial Mortgage Trust                 371,007
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                             259,443
College Loan Corp Trust                              90,635
Commercial Mortgage Asset Trust                      98,195
Commercial Mortgage Pass Through Certificates       374,573
Credit Suisse First Boston Mortgage
  Securities Corp                                   231,065
Credit Suisse Mortgage Capital Certificates         561,652
Credit Suisse/Morgan Stanley Commercial
  Mortgage Certificate                               82,938
DFR Middle Market CLO Ltd                           419,271
Discover Card Master Trust I                         83,009
Education Funding Capital Trust I                   123,121
Fannie Mae Whole Loan                               184,317
First Union National Bank Commercial Mortgage       147,046
Ford Credit Auto Owner Trust                        119,671
Granite Master Issuer PLC                           241,157
GS Mortgage Securities Corp II                      215,106
JP Morgan Chase Commercial Mortgage
  Securities Corp                                    78,092
LB-UBS Commercial Mortgage Trust                     88,618


--------------------------------------------------------------------------------
16  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Leafs CDO I Ltd                                    $654,958
Marathon CLO Ltd                                  1,065,798
MBNA Credit Card Master Note Trust                  681,817
Merrill Auto Trust Securitization                   129,739
Merrill Lynch Floating Trust                        106,584
Merrill Lynch Mortgage Trust                        275,622
Merrill Lynch/Countrywide Commercial Mortgage
  Trust                                             104,292
Morgan Stanley Capital I                            566,954
Northstar Education Finance Inc                     160,114
Saxon Asset Securities Trust                         65,825
SLC Student Loan Trust                              295,023
SLM Student Loan Trust                            4,167,534
Structured Asset Mortgage Investments Inc            99,578
Wachovia Bank Commercial Mortgage Trust           1,372,035
WaMu Mortgage Pass Through Certificates              62,341
Wells Fargo Mortgage Backed Securities Trust        181,823
World Omni Auto Receivables Trust                    87,796
-----------------------------------------------------------
Total market value of collateral securities     $15,744,579
-----------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks                                 $889,365
Amstel Funding Corp                               1,374,811
Atlantic Asset Securitization LLC                   242,789
Autobahn Funding Company                            254,568
Compass Sec LLC                                     327,067
Ebury Finance Ltd                                 1,355,432
LMA LMA Americas                                    765,900
Nationwide Building Society                         778,677
NRW Bank                                          1,267,246
Romulus Funding Corp                                170,403
Scaldis & Scaldis                                   943,039
Scaldis Capital Ltd/LLC                             549,668
Silver Tower US Fund                              1,545,451
Surrey Funding Corp                                 517,028
White Point Funding Inc                             568,556
-----------------------------------------------------------
Total market value of collateral securities     $11,550,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


(h) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,799,960,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $92,008,000
     Unrealized depreciation                        (113,998,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(21,990,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
18  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                           ---------------------------------------------------------------------
                                 LEVEL 1             LEVEL 2
                              QUOTED PRICES           OTHER          LEVEL 3
                                IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)             IDENTICAL ASSETS(B)       INPUTS          INPUTS            TOTAL
------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $1,424,582,270               $--         $--        $1,424,582,270
------------------------------------------------------------------------------------------------
Total Equity Securities        1,424,582,270                --          --         1,424,582,270
------------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                29,155,121                --          --            29,155,121
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --       324,232,839          --           324,232,839
------------------------------------------------------------------------------------------------
Total Other                       29,155,121       324,232,839          --           353,387,960
------------------------------------------------------------------------------------------------
Total                         $1,453,737,391      $324,232,839         $--        $1,777,970,230
------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
20  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,446,572,333)             1,424,582,270
  Affiliated money market fund (identified cost $29,155,121)            29,155,121
  Investments of cash collateral received for securities on loan
    (identified cost $324,232,839)                                     324,232,839
----------------------------------------------------------------------------------
Total investments in securities (identified cost $1,799,960,293)     1,777,970,230
Receivable from Investment Manager                                           4,974
Capital shares receivable                                                  216,117
Dividends and accrued interest receivable                                1,610,188
Receivable for investment securities sold                                4,301,914
Other assets                                                                43,170
----------------------------------------------------------------------------------
Total assets                                                         1,784,146,593
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   1,103,713
Payable for investment securities purchased                              7,392,003
Payable upon return of securities loaned                               324,232,839
Accrued investment management services fees                                 25,802
Accrued distribution fees                                                  552,937
Accrued transfer agency fees                                                12,197
Accrued administrative services fees                                         2,214
Accrued plan administration services fees                                   18,530
Other accrued expenses                                                     312,466
----------------------------------------------------------------------------------
Total liabilities                                                      333,652,701
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 1,450,493,892
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $1 par value                                      $   389,392,238
Additional paid-in capital                                           2,319,677,012
Accumulated net investment loss                                           (935,563)
Accumulated net realized gain (loss)                                (1,235,646,968)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           (21,992,827)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 1,450,493,892
----------------------------------------------------------------------------------
*Value of securities on loan                                       $   313,489,232
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES (continued) ------------------------------- JUNE 30, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $1,078,941,031          285,609,121                       $3.78(1)
Class B          $   83,019,304           28,092,163                       $2.96
Class C          $   24,580,538            8,315,539                       $2.96
Class I          $  221,937,874           56,619,059                       $3.92
Class R2         $    1,533,702              413,681                       $3.71
Class R3         $        5,945                1,597                       $3.72
Class R4         $   40,086,052           10,241,643                       $3.91
Class R5         $      389,446               99,435                       $3.92
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.01. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                              9,242,003
Income distributions from affiliated money market fund                    22,013
Income from securities lending -- net                                    312,510
Foreign taxes withheld                                                   (17,988)
--------------------------------------------------------------------------------
Total income                                                           9,558,538
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    5,191,028
Distribution fees
  Class A                                                              1,519,467
  Class B                                                                472,413
  Class C                                                                143,569
  Class R2                                                                 3,328
  Class R3                                                                     8
Transfer agency fees
  Class A                                                              1,803,273
  Class B                                                                149,763
  Class C                                                                 44,203
  Class R2                                                                   377
  Class R3                                                                     2
  Class R4                                                                11,879
  Class R5                                                                   121
Administrative services fees                                             443,100
Plan administration services fees
  Class R2                                                                 1,664
  Class R3                                                                     8
  Class R4                                                                52,258
Compensation of board members                                             26,350
Custodian fees                                                            29,790
Printing and postage                                                      58,624
Registration fees                                                         38,238
Professional fees                                                         39,292
Other                                                                     60,710
--------------------------------------------------------------------------------
Total expenses                                                        10,089,465
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (413,704)
--------------------------------------------------------------------------------
Total net expenses                                                     9,675,761
--------------------------------------------------------------------------------
Investment income (loss) -- net                                         (117,223)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    205,714,996
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (314,590,840)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (108,875,844)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(108,993,067)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      JUNE 30, 2010   DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $     (117,223) $      443,363
Net realized gain (loss) on investments                                 205,714,996      40,361,299
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (314,590,840)    137,233,177
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (108,993,067)    178,037,839
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --        (304,289)
    Class I                                                                      --        (293,478)
    Class R3                                                                     --              (1)
    Class R4                                                                     --         (19,744)
    Class R5                                                                     --            (478)
---------------------------------------------------------------------------------------------------
Total distributions                                                              --        (617,990)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         24,603,412      25,561,384
  Class B shares                                                          3,008,946       2,552,690
  Class C shares                                                          1,742,303       3,378,868
  Class I shares                                                          7,301,923       8,242,977
  Class R2 shares                                                           794,764         675,653
  Class R3 shares                                                                --           2,500
  Class R4 shares                                                        17,630,783       2,482,946
  Class R5 shares                                                                --       2,042,516
Fund merger (Note 10)
  Class A shares                                                                N/A     975,923,424
  Class B shares                                                                N/A      91,730,779
  Class C shares                                                                N/A       8,384,963
  Class I shares                                                                N/A     221,386,563
  Class R2 shares                                                               N/A           3,378
  Class R3 shares                                                               N/A           3,373
  Class R4 shares                                                               N/A      29,210,493
  Class R5 shares                                                               N/A           3,372
Reinvestment of distributions at net asset value
  Class A shares                                                                 --         283,561
  Class I shares                                                                 --         293,467
  Class R4 shares                                                                --          19,737
  Class R5 shares                                                                --             474
Conversions from Class B to Class A
  Class A shares                                                            292,566         788,460
  Class B shares                                                           (292,566)       (788,460)


--------------------------------------------------------------------------------
24  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      JUNE 30, 2010   DEC. 31, 2009
                                                                        (UNAUDITED)
Payments for redemptions
  Class A shares                                                     $ (109,346,527) $  (97,010,439)
  Class B shares                                                        (10,590,960)     (7,262,176)
  Class C shares                                                         (8,147,866)     (5,951,077)
  Class I shares                                                         (6,997,659)     (8,405,793)
  Class R2 shares                                                          (191,276)       (294,782)
  Class R4 shares                                                        (5,914,063)     (2,213,915)
  Class R5 shares                                                            (1,892)    (11,986,133)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (86,108,112)  1,239,058,803
---------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 9)                                     --          21,687
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (195,101,179)  1,416,500,339
Net assets at beginning of period                                     1,645,595,071     229,094,732
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,450,493,892  $1,645,595,071
---------------------------------------------------------------------------------------------------
Accumulated net investment loss/excess of distributions over net
  investment income                                                  $     (935,563) $     (818,340)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                          YEAR ENDED DEC. 31,
CLASS A                                            SIX MONTHS ENDED      -----------------------------------------------------
PER SHARE DATA                                       JUNE 30, 2010        2009         2008        2007        2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.07            $2.92        $5.22       $4.48      $4.10      $3.88
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(a)          .00(a)      (.02)       (.03)       .00(a)    (.01)
Net gains (losses) (both realized and
 unrealized)                                              (.29)            1.15        (2.28)        .77        .38        .23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.29)            1.15        (2.30)        .74        .38        .22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.00)(a)       --          --         --         --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.78            $4.07        $2.92       $5.22      $4.48      $4.10
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.13%)          39.42%(b)   (44.06%)     16.52%      9.27%      5.67%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(d)         1.37%        1.35%       1.35%      1.39%      1.38%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.21%(d)         1.33%        1.35%       1.35%      1.39%      1.38%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.03%)(d)         .09%        (.38%)      (.57%)     (.03%)     (.17%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,079           $1,244         $196        $391       $371       $389
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%             142%         241%        176%       169%       133%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                          YEAR ENDED DEC. 31,
CLASS B                                            SIX MONTHS ENDED      -----------------------------------------------------
PER SHARE DATA                                       JUNE 30, 2010        2009         2008        2007        2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $3.19            $2.31        $4.16       $3.60      $3.32      $3.17
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.03)        (.04)       (.05)      (.03)      (.03)
Net gains (losses) (both realized and
 unrealized)                                              (.22)             .91        (1.81)        .61        .31        .18
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.23)             .88        (1.85)        .56        .28        .15
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.96            $3.19        $2.31       $4.16      $3.60      $3.32
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.21%)          38.10%(b)   (44.47%)     15.56%      8.43%      4.73%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.04%(d)         2.07%        2.10%       2.11%      2.15%      2.14%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.98%(d)         2.01%        2.10%       2.11%      2.15%      2.14%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(d)        (.84%)      (1.13%)     (1.33%)     (.79%)     (.93%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $83              $97           $4         $11        $15        $22
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%             142%         241%        176%       169%       133%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                          YEAR ENDED DEC. 31,
CLASS C                                            SIX MONTHS ENDED      -----------------------------------------------------
PER SHARE DATA                                       JUNE 30, 2010        2009         2008        2007        2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $3.19            $2.31        $4.16       $3.60      $3.32      $3.17
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.01)        (.04)       (.05)      (.03)      (.03)
Net gains (losses) (both realized and
 unrealized)                                              (.22)             .89        (1.81)        .61        .31        .18
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.23)             .88        (1.85)        .56        .28        .15
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.96            $3.19        $2.31       $4.16      $3.60      $3.32
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.21%)          38.10%(b)   (44.47%)     15.56%      8.43%      4.73%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.03%(d)         2.25%        2.11%       2.11%      2.15%      2.14%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.97%(d)         2.22%        2.11%       2.11%      2.15%      2.14%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(d)        (.41%)      (1.14%)     (1.33%)     (.79%)     (.93%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $25              $33          $19         $15        $15        $19
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%             142%         241%        176%       169%       133%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I                                            SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                       JUNE 30, 2010       DEC. 31, 2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.21                 $3.79
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01                   .01
Net gains (losses) (both realized and
 unrealized)                                              (.30)                  .42
-----------------------------------------------------------------------------------------
Total from investment operations                          (.29)                  .43
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.01)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.92                 $4.21
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (6.89%)               11.22%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                            .73%(d)               .71%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                              .46%(d)               .37%(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $222                  $238
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%                  142%
-----------------------------------------------------------------------------------------



                                                                                          YEAR ENDED DEC. 31,
CLASS R2                                           SIX MONTHS ENDED      -----------------------------------------------------
PER SHARE DATA                                       JUNE 30, 2010        2009         2008        2007        2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.00            $2.88        $5.17       $4.44      $4.08      $3.87
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .00(a)      (.03)       (.04)      (.01)      (.02)
Net gains (losses) (both realized and
 unrealized)                                              (.28)            1.12        (2.26)        .77        .37        .23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.29)            1.12        (2.29)        .73        .36        .21
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.71            $4.00        $2.88       $5.17      $4.44      $4.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.25%)          38.89%(b)   (44.29%)     16.44%      8.82%      5.43%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                           1.54%(d)         1.81%        1.61%       1.61%      1.65%      1.64%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.32%)(d)        (.06%)       (.64%)      (.83%)     (.29%)     (.43%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $1          $--         $--        $--        $--
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%             142%         241%        176%       169%       133%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3                                           SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                       JUNE 30, 2010       DEC. 31, 2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.01                 $3.61
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(a)               .00(a)
Net gains (losses) (both realized and
 unrealized)                                              (.29)                  .40
-----------------------------------------------------------------------------------------
Total from investment operations                          (.29)                  .40
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.00)(a)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.72                 $4.01
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.23%)               11.10%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                           1.27%(d)              1.27%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.09%)(d)             (.14%)(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%                  142%
-----------------------------------------------------------------------------------------



CLASS R4                                           SIX MONTHS ENDED         YEAR ENDED
PER SHARE DATA                                       JUNE 30, 2010       DEC. 31, 2009(f)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.21                 $3.79
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)                .00(a)
Net gains (losses) (both realized and
 unrealized)                                              (.30)                  .42
-----------------------------------------------------------------------------------------
Total from investment operations                          (.30)                  .42
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                  (.00)(a)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.91                 $4.21
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (7.13%)               11.15%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                           1.03%(d)              1.01%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                              .15%(d)               .07%(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $40                   $32
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%                  142%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                          YEAR ENDED DEC. 31,
                                                   SIX MONTHS ENDED      -----------------------------------------------------
CLASS R5                                             JUNE 30, 2010        2009         2008        2007        2006       2005
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $4.21            $3.01        $5.37       $4.58      $4.17      $3.93
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .05          .00(a)      .00(a)     .02        .01
Net gains (losses) (both realized and
 unrealized)                                              (.30)            1.15        (2.36)        .79        .39        .23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.29)            1.20        (2.36)        .79        .41        .24
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.00)(a)       --          --         --         --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.92            $4.21        $3.01       $5.37      $4.58      $4.17
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (6.89%)          40.03%(b)   (43.95%)     17.25%      9.83%      6.11%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                            .78%(d)         1.17%         .90%        .85%       .82%       .88%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .40%(d)         1.63%         .07%       (.07%)      .54%       .33%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $9         $15        $12        $10
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   105%             142%         241%        176%       169%       133%
------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) During the year ended Dec. 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Seligman Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company and has 500 million authorized shares of capital stock. The Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective July 23, 2010, the Fund no longer offers Class R3 shares.

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

--------------------------------------------------------------------------------
32  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
34  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.655% to 0.565% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.639% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $647.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $349,154. The liability remaining at June 30, 2010 for Non-Recurring Charges amounted to $178,672 and is included within other accrued

--------------------------------------------------------------------------------
36  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



expenses in the Statement of Assets of Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at June 30, 2010 is included in other assets in the Statement of Assets and Liabilities at cost of $43,170.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,891,000 and $2,102,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $439,985 for Class A, $38,955 for Class B and $2,231 for Class C for the six months ended June 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  1.21%
Class B..............................................  1.98
Class C..............................................  1.97




--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $375,581
Class B...........................................    29,251
Class C...........................................     8,872


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Feb. 28, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.21%
Class B..............................................  1.98
Class C..............................................  1.97
Class I..............................................  0.76
Class R2.............................................  1.56
Class R3.............................................  1.31
Class R4.............................................  1.06
Class R5.............................................  0.81


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,668,294,135 and $1,776,613,395, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
38  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
                                        JUNE 30, 2010   DEC. 31, 2009(a)
------------------------------------------------------------------------
CLASS A
Sold                                       5,893,827         6,835,534
Fund merger                                      N/A       257,699,722
Converted from Class B(b)                     71,182           241,371
Reinvested distributions                          --            70,188
Redeemed                                 (26,297,812)      (26,142,765)
------------------------------------------------------------------------
Net increase (decrease)                  (20,332,803)      238,704,050
------------------------------------------------------------------------

CLASS B
Sold                                         924,357           856,354
Fund merger                                      N/A        30,781,504
Converted to Class A(b)                      (90,903)         (306,337)
Redeemed                                  (3,261,201)       (2,413,075)
------------------------------------------------------------------------
Net increase (decrease)                   (2,427,747)       28,918,446
------------------------------------------------------------------------

CLASS C
Sold                                         534,983         1,254,045
Fund merger                                      N/A         2,812,760
Redeemed                                  (2,496,198)       (2,214,651)
------------------------------------------------------------------------
Net increase (decrease)                   (1,961,215)        1,852,154
------------------------------------------------------------------------

CLASS I
Sold                                       1,657,798         2,129,871
Fund merger                                      N/A        56,503,994
Reinvested distributions                          --            70,207
Redeemed                                  (1,634,416)       (2,108,395)
------------------------------------------------------------------------
Net increase (decrease)                       23,382        56,595,677
------------------------------------------------------------------------

CLASS R2
Sold                                         187,546           205,426
Fund merger                                      N/A               907
Redeemed                                     (45,952)          (80,872)
------------------------------------------------------------------------
Net increase (decrease)                      141,594           125,461
------------------------------------------------------------------------

CLASS R3
Sold                                              --               692
Fund merger                                      N/A               905
------------------------------------------------------------------------
Net increase (decrease)                           --             1,597
------------------------------------------------------------------------



--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                      SIX MONTHS ENDED     YEAR ENDED
                                        JUNE 30, 2010   DEC. 31, 2009(a)
------------------------------------------------------------------------
CLASS R4
Sold                                       4,120,787           616,272
Fund merger                                      N/A         7,453,524
Reinvested distributions                          --             4,722
Redeemed                                  (1,408,312)         (545,350)
------------------------------------------------------------------------
Net increase (decrease)                    2,712,475         7,529,168
------------------------------------------------------------------------

CLASS R5
Sold                                              --           718,823
Fund merger                                      N/A               862
Reinvested distributions                          --               113
Redeemed                                        (442)       (3,713,490)
------------------------------------------------------------------------
Net increase (decrease)                         (442)       (2,993,692)
------------------------------------------------------------------------


(a) Class I, Class R3 and Class R4 shares are for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $313,489,232 were on loan, secured by cash collateral of $324,232,839 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
40  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $312,510 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $367,122,917 and $342,443,774, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.

9. PROCEEDS FROM REGULATORY SETTLEMENT

In May 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $21,687, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

10. FUND MERGER

At the close of business on Sept. 11, 2009, Seligman Growth Fund acquired the assets and assumed the identified liabilities of RiverSource Growth Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Seligman Growth Fund immediately before the acquisition were $268,450,110 and the combined net assets immediately after the acquisition were $1,595,096,455.

The merger was accomplished by a tax-free exchange of 61,893,968 shares of RiverSource Growth Fund valued at $1,326,646,345.

In exchange for the RiverSource Growth Fund shares and net assets, Seligman Growth Fund issued the following number of shares:

                                                      SHARES
---------------------------------------------------------------
Class A..........................................   257,699,722
Class B..........................................    30,781,504
Class C..........................................     2,812,760
Class I..........................................  . 56,503,994
Class R2.........................................           907
Class R3.........................................           905
Class R4.........................................     7,453,524
Class R5.........................................           862


For financial reporting purposes, net assets received and shares issued by the Seligman Growth Fund were recorded at fair value; however, RiverSource Growth Fund's cost of investments was carried forward to align ongoing

--------------------------------------------------------------------------------
42  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


reporting of Seligman Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets...............................  $ 1,326,646,345
Capital stock..................................  $ 2,423,854,173
Excess of distributions over net investment
  income.......................................  $    (1,362,092)
Accumulated net realized loss..................  $(1,313,969,609)
Unrealized appreciation........................  $   218,123,873


The financial statements reflect the operations of Seligman Growth Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Jan. 1, 2009, Seligman Growth Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Dec. 31, 2009 would have been $2.9 million, $(96.9) million and $459.6 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,416,163,210 at Dec. 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2015             2016             2017
$234,134,706    $107,614,532    $1,048,921,057    $25,492,915


Seligman Growth Fund acquired $1,283,642,658 of capital loss carry-overs in connection with the RiverSource Growth Fund merger (Note 10). In addition to

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized gains is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

For the year ended Dec. 31, 2009, $236,613,314 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of Seligman Growth Fund has approved in principle the proposed merger of the Fund into Columbia Large Cap Growth Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------
44  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations. The Board also reviewed a detailed report illustrating the performance and track record of the new portfolio

--------------------------------------------------------------------------------
48  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


managers expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com(*); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com(*); or searching the website of the SEC at www.sec.gov.

(*) Information will be available at seligman.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
50  SELIGMAN GROWTH FUND -- 2010 SEMIANNUAL REPORT

SELIGMAN GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus.  Seligman(R) mutual funds are
                           distributed by Columbia Management Investment Distributors,
                           Inc. (formerly known as RiverSource Fund Distributors,
                           Inc.), member FINRA and managed by Columbia Management
                           Investment Advisers, LLC (formerly known as RiverSource
                           Investments, LLC). Seligman is an offering brand of Columbia
                           Management Investment Advisers, LLC.
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                  SL-9944 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Growth Fund, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 7, 2010